Fair Value Measurements - Schedule of Fair Value Hierarchy of Plan Assets at Fair Value (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 58,551,682	$ 48,477,615
Total investments, at fair value		2,032,918,227
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	58,551,682
Total investments, at fair value		584,443,683
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0
Total investments, at fair value		0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0
Total investments, at fair value		0
Investments measured in the fair value hierarchy
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value		584,443,683
Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value		1,448,474,544
Pooled Separate Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	32,262,016
Pooled Separate Accounts | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	32,262,016
Pooled Separate Accounts | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0
Pooled Separate Accounts | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0
Collective Investment Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	15,834,329
Total investments, at fair value		172,509,488
Collective Investment Trusts | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	15,834,329
Total investments, at fair value		172,509,488
Collective Investment Trusts | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0
Total investments, at fair value		0
Collective Investment Trusts | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0
Total investments, at fair value		0
Self-Directed Brokerage Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	1,139,277
Total investments, at fair value		320,467
Self-Directed Brokerage Accounts | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	1,139,277
Total investments, at fair value		320,467
Self-Directed Brokerage Accounts | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0
Total investments, at fair value		0
Self-Directed Brokerage Accounts | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0
Total investments, at fair value		0
Marketable Equity Securities
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	9,316,060
Total investments, at fair value		252,509,360
Marketable Equity Securities | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	9,316,060
Total investments, at fair value		252,509,360
Marketable Equity Securities | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0
Total investments, at fair value		0
Marketable Equity Securities | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 0
Total investments, at fair value		0
Certificates of Deposit
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value		9,009,306
Certificates of Deposit | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value		9,009,306
Certificates of Deposit | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value		0
Certificates of Deposit | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value		0
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value		150,095,062
Mutual Funds | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value		150,095,062
Mutual Funds | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value		0
Mutual Funds | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value		0
Investments measured at NAV | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value		0
Investments measured at NAV | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value		0
Investments measured at NAV | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value		$ 0